Other assets - Summary of other assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Assets Disclosure [Abstract]
Accounts receivable	₩ 13,611,340	₩ 17,048,595
Domestic exchange settlement debit	4,909,780	5,024,787
Guarantee deposits	982,836	1,002,119
Discounted present value	(57,626)	(52,660)
Accrued income	3,810,267	3,908,205
Prepaid expense	381,091	304,161
Provisional payments	411,923	405,201
Sundry assets	136,079	98,104
Advance payments	484,828	408,857
Leased assets	2,125,379	2,078,742
Others	180,005	165,163
Allowances for credit loss of other assets	(574,304)	(465,430)
Total Other Assets	₩ 26,401,598	₩ 29,925,844